Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous liabilities [abstract]
Advance received, Current	₩ 4,544,206	₩ 4,157,916
Unearned revenue, Current	86,584	40,187
Deferred revenue, Current	702,430	659,397
Withholdings, Current	207,217	345,892
Others. Current	1,433,940	1,262,941
Non-financial liabilities, Current	6,974,377	6,466,333
Advance received, Non-current	284,618	398,056
Unearned revenue, Non-current	7,200	6,517
Deferred revenue, Non-current	10,272,415	9,697,158
Withholdings, Non-current	2,408	5,171
Others, Non-current	96,020	109,462
Non-financial liabilities, Non-current	₩ 10,662,661	₩ 10,216,364